Expense Example, No Redemption	Eaton Vance Georgia Municipal Income Fund Class A 1 Year	Eaton Vance Georgia Municipal Income Fund Class A 3 Years	Eaton Vance Georgia Municipal Income Fund Class A 5 Years	Eaton Vance Georgia Municipal Income Fund Class A 10 Years	Eaton Vance Georgia Municipal Income Fund Class C 1 Year	Eaton Vance Georgia Municipal Income Fund Class C 3 Years	Eaton Vance Georgia Municipal Income Fund Class C 5 Years	Eaton Vance Georgia Municipal Income Fund Class C 10 Years	Eaton Vance Georgia Municipal Income Fund Class I 1 Year	Eaton Vance Georgia Municipal Income Fund Class I 3 Years	Eaton Vance Georgia Municipal Income Fund Class I 5 Years	Eaton Vance Georgia Municipal Income Fund Class I 10 Years	Eaton Vance Maryland Municipal Income Fund Class A 1 Year	Eaton Vance Maryland Municipal Income Fund Class A 3 Years	Eaton Vance Maryland Municipal Income Fund Class A 5 Years	Eaton Vance Maryland Municipal Income Fund Class A 10 Years	Eaton Vance Maryland Municipal Income Fund Class C 1 Year	Eaton Vance Maryland Municipal Income Fund Class C 3 Years	Eaton Vance Maryland Municipal Income Fund Class C 5 Years	Eaton Vance Maryland Municipal Income Fund Class C 10 Years	Eaton Vance Maryland Municipal Income Fund Class I 1 Year	Eaton Vance Maryland Municipal Income Fund Class I 3 Years	Eaton Vance Maryland Municipal Income Fund Class I 5 Years	Eaton Vance Maryland Municipal Income Fund Class I 10 Years	Eaton Vance Missouri Municipal Income Fund Class A 1 Year	Eaton Vance Missouri Municipal Income Fund Class A 3 Years	Eaton Vance Missouri Municipal Income Fund Class A 5 Years	Eaton Vance Missouri Municipal Income Fund Class A 10 Years	Eaton Vance Missouri Municipal Income Fund Class C 1 Year	Eaton Vance Missouri Municipal Income Fund Class C 3 Years	Eaton Vance Missouri Municipal Income Fund Class C 5 Years	Eaton Vance Missouri Municipal Income Fund Class C 10 Years	Eaton Vance Missouri Municipal Income Fund Class I 1 Year	Eaton Vance Missouri Municipal Income Fund Class I 3 Years	Eaton Vance Missouri Municipal Income Fund Class I 5 Years	Eaton Vance Missouri Municipal Income Fund Class I 10 Years	Eaton Vance North Carolina Municipal Income Fund Class A 1 Year	Eaton Vance North Carolina Municipal Income Fund Class A 3 Years	Eaton Vance North Carolina Municipal Income Fund Class A 5 Years	Eaton Vance North Carolina Municipal Income Fund Class A 10 Years	Eaton Vance North Carolina Municipal Income Fund Class C 1 Year	Eaton Vance North Carolina Municipal Income Fund Class C 3 Years	Eaton Vance North Carolina Municipal Income Fund Class C 5 Years	Eaton Vance North Carolina Municipal Income Fund Class C 10 Years	Eaton Vance North Carolina Municipal Income Fund Class I 1 Year	Eaton Vance North Carolina Municipal Income Fund Class I 3 Years	Eaton Vance North Carolina Municipal Income Fund Class I 5 Years	Eaton Vance North Carolina Municipal Income Fund Class I 10 Years	Eaton Vance Oregon Municipal Income Fund Class A 1 Year	Eaton Vance Oregon Municipal Income Fund Class A 3 Years	Eaton Vance Oregon Municipal Income Fund Class A 5 Years	Eaton Vance Oregon Municipal Income Fund Class A 10 Years	Eaton Vance Oregon Municipal Income Fund Class C 1 Year	Eaton Vance Oregon Municipal Income Fund Class C 3 Years	Eaton Vance Oregon Municipal Income Fund Class C 5 Years	Eaton Vance Oregon Municipal Income Fund Class C 10 Years	Eaton Vance Oregon Municipal Income Fund Class I 1 Year	Eaton Vance Oregon Municipal Income Fund Class I 3 Years	Eaton Vance Oregon Municipal Income Fund Class I 5 Years	Eaton Vance Oregon Municipal Income Fund Class I 10 Years	Eaton Vance South Carolina Municipal Income Fund Class A 1 Year	Eaton Vance South Carolina Municipal Income Fund Class A 3 Years	Eaton Vance South Carolina Municipal Income Fund Class A 5 Years	Eaton Vance South Carolina Municipal Income Fund Class A 10 Years	Eaton Vance South Carolina Municipal Income Fund Class C 1 Year	Eaton Vance South Carolina Municipal Income Fund Class C 3 Years	Eaton Vance South Carolina Municipal Income Fund Class C 5 Years	Eaton Vance South Carolina Municipal Income Fund Class C 10 Years	Eaton Vance South Carolina Municipal Income Fund Class I 1 Year	Eaton Vance South Carolina Municipal Income Fund Class I 3 Years	Eaton Vance South Carolina Municipal Income Fund Class I 5 Years	Eaton Vance South Carolina Municipal Income Fund Class I 10 Years	Eaton Vance Virginia Municipal Income Fund Class A 1 Year	Eaton Vance Virginia Municipal Income Fund Class A 3 Years	Eaton Vance Virginia Municipal Income Fund Class A 5 Years	Eaton Vance Virginia Municipal Income Fund Class A 10 Years	Eaton Vance Virginia Municipal Income Fund Class C 1 Year	Eaton Vance Virginia Municipal Income Fund Class C 3 Years	Eaton Vance Virginia Municipal Income Fund Class C 5 Years	Eaton Vance Virginia Municipal Income Fund Class C 10 Years	Eaton Vance Virginia Municipal Income Fund Class I 1 Year	Eaton Vance Virginia Municipal Income Fund Class I 3 Years	Eaton Vance Virginia Municipal Income Fund Class I 5 Years	Eaton Vance Virginia Municipal Income Fund Class I 10 Years
USD ($)	393	539	697	1,156	147	456	787	1,520	50	157	274	616	395	545	707	1,179	149	462	797	1,543	52	164	285	640	395	545	707	1,179	149	462	797	1,543	52	164	285	640	392	535	691	1,144	146	452	782	1,509	49	154	269	604	397	551	718	1,202	151	468	808	1,565	54	170	296	665	397	551	718	1,202	151	468	808	1,565	54	170	296	665	399	557	728	1,225	154	477	824	1,596	56	176	307	689